Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 8,110	$ 8,262	$ 8,121	$ 7,968	$ 7,772	$ 7,572	$ 7,344	$ 6,949	$ 7,014	$ 6,766	$ 6,413	$ 6,247	$ 32,461	$ 29,637	$ 26,440
Net Interest Income	7,129	7,188	7,071	7,011	6,909	6,801	6,652	6,389	6,436	6,204	5,950	5,862	28,399	26,751	24,452
Net income	$ 2,593	$ 2,695	$ 2,586	$ 2,540	$ 2,492	$ 2,432	$ 2,324	$ 2,164	$ 1,779	$ 1,866	$ 1,726	$ 1,730	$ 10,414	$ 9,412	$ 7,101
Basic Earnings Per Share	$ 0.95	$ 0.98	$ 0.94	$ 0.93	$ 0.91	$ 0.88	$ 0.85	$ 0.79	$ 0.65	$ 0.68	$ 0.63	$ 0.63
Diluted Earnings Per Share	$ 0.95	$ 0.98	$ 0.94	$ 0.93	$ 0.91	$ 0.88	$ 0.85	$ 0.79	$ 0.65	$ 0.68	$ 0.63	$ 0.63